FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Currency risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Currency risk
Cash and cash equivalents	$ 59,924	$ 62,355	$ 4,520
Accounts payables	$ (15,429)	(15,193)
Currency risk
Currency risk
Percentage of increase in risk assumption	5.00%
Increase (decrease) in net earnings due possible increase in risk assumption		659
Percentage of decrease in risk assumption	5.00%
Increase (decrease) in net earnings due possible decrease in risk assumption	$ (1,778)
Currency risk | US dollar
Currency risk
Cash and cash equivalents	10,928	11,435
Accounts payables	(407)	(1,044)
Convertibles notes - Host	(36,780)	0
Net exposure	(26,259)	10,391
Currency risk | Canadian dollar
Currency risk
Net exposure	$ (35,570)	$ 13,175